CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 USD ($) Major_Customer Sub_contractor Supplier General_contractor	Dec. 31, 2016 USD ($) Major_Customer Sub_contractor Supplier General_contractor	Dec. 31, 2015 USD ($) Major_Customer Supplier General_contractor
Concentration Risk [Line Items]
Revenues | $	$ 29,200,445	$ 27,097,836	$ 22,995,123
Concentration risk, percentage	86.00%	90.00%
Number of major customers | Major_Customer	4	2	2
Number of sub contractor | Sub_contractor	3	3
Number of suppliers | Supplier	1	1	2
Number of general contractor | General_contractor	2	2	2
First major customer | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	11.00%	11.00%
Second major customer | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	10.00%	10.00%
Third major customer | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
Fourth major customer | Sales revenue
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
First sub contractor | Cost of goods
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%	44.00%
Second sub contractor | Cost of goods
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	22.00%
Third sub contractor | Cost of goods
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	15.00%
First supplier | Accounts payable balance
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	10.00%	22.00%
First supplier | Advance to suppliers
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
First supplier | Cost of goods
Concentration Risk [Line Items]
Concentration risk, percentage			45.00%
Second supplier | Accounts payable balance
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%
Second supplier | Cost of goods
Concentration Risk [Line Items]
Concentration risk, percentage			24.00%
Contractor A | Contracts receivable balance
Concentration Risk [Line Items]
Concentration risk, percentage	58.00%	51.00%	63.00%
Contractor B | Contracts receivable balance
Concentration Risk [Line Items]
Concentration risk, percentage	42.00%	45.00%	14.00%